Note 2 - Acquisitions - 10Q (Details) - SNC Holding Purchase Agreement (USD $) In Thousands, unless otherwise specified	12 Months Ended			9 Months Ended		1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2017	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Purchase Agreement SNC Holding Corp [Member] Technology-Based Intangible Assets [Member]	Sep. 30, 2013 Purchase Agreement SNC Holding Corp [Member] Trademarks [Member]	Feb. 28, 2013 Purchase Agreement SNC Holding Corp [Member]	Sep. 30, 2013 Purchase Agreement SNC Holding Corp [Member]	Dec. 31, 2013 Purchase Agreement SNC Holding Corp [Member]	Mar. 31, 2017 Technology-Based Intangible Assets [Member]	Mar. 31, 2017 Trademarks [Member]
Note 2 - Acquisitions - 10Q (Details) - SNC Holding Purchase Agreement [Line Items]
Intangible Assets	$ 5,820			$ 5,370	$ 450		$ 5,820		$ 5,370	$ 450
Estimated royalty obligations	3,700	3,965	4,000				3,700	3,700
Note at fair value	2,100						2,100
Assumption of liabilities	20					20	20
Total	$ 5,820						$ 5,820